Unaudited Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Foreign Currency Translation Reserve [Member]	Share-based Payment Reserve [Member]	Other Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	£ 55,346	£ 64	£ 0	£ 163	£ 18,821	£ 386,167	£ (349,869)
Changes in equity
Loss for the period	(92,134)	0	0	0	0	0	(92,134)
Other comprehensive loss	(92)	0	0	(92)	0	0	0
Total comprehensive loss for the period	(92,226)	0	0	(92)	0	0	(92,134)
Issue of share capital	210,985	24	210,961	0	0	0	0
Exercise of share options	644	0	644	0	0	0	0
Equity-settled share-based payment transactions	27,138	0	325	0	26,813	0	0
Ending balance at Sep. 30, 2021	201,887	88	211,930	71	45,634	386,167	(442,003)
Beginning balance at Dec. 31, 2021	171,547	88	212,238	89	54,357	386,167	(481,392)
Changes in equity
Loss for the period	(16,021)	0	0	0	0	0	(16,021)
Other comprehensive loss	(1,848)	0	0	(1,848)	0	0	0
Total comprehensive loss for the period	(17,869)	0	0	(1,848)	0	0	(16,021)
Capital reduction in Group's parent company	0	0	(213,043)	0	0	(48,320)	261,363
Issue of share capital	116,424	7	116,417	0	0	0	0
Exercise of share options	4,536	1	4,535	0	0	0	0
Equity-settled share-based payment transactions	20,181	0	0	0	20,181	0	0
Ending balance at Sep. 30, 2022	£ 294,819	£ 96	£ 120,147	£ (1,759)	£ 74,538	£ 337,847	£ (236,050)